Inventories	12 Months Ended
Sep. 30, 2012
Inventories

7. INVENTORIES

Inventories consist of the following at September 30 (in thousands):

	2012	2011
Raw materials and purchased component parts	$203,809	$160,402
Work-in-progress	102,645	85,612
Finished Goods	48,395	43,192

Total	354,849	289,206
Reserves for excess and obsolete inventory and LIFO	(34,346)	(23,889)

Inventories—net	$320,503	$265,317